Financial Instruments - Fair Values and Risk Management - Summary Of Quantitative Information About Exposure To Currency Risk (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 85,675	€ 116,629
Financial liabilities	197,882	211,179
U.S. dollars [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	29,865	35,160
Financial liabilities	47,648	41,618
Net Exposure	(17,783)	(6,458)
Chinese Yuan [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	10,280	14,681
Financial liabilities	5,820	8,206
Net Exposure	4,460	6,475
British pounds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,873	9,499
Financial liabilities	8,126	10,089
Net Exposure	(4,253)	(590)
Brazilian Reais [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,288	4,457
Financial liabilities	1,596	2,371
Net Exposure	2,692	2,086
Romanian Leu [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	482	2,723
Financial liabilities	6,583	8,732
Net Exposure	(6,101)	(6,009)
Mexican pesos [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,906	1,713
Financial liabilities	1,674	1,850
Net Exposure	232	(137)
Canadian dollars [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	198	397
Financial liabilities	99	427
Net Exposure	99	(30)
Other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,932	2,245
Financial liabilities	4,003	4,607
Net Exposure	(2,071)	(2,362)
Total currencies [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	52,824	70,875
Financial liabilities	75,549	77,900
Net Exposure	€ (22,725)	€ (7,025)